EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the MFG Low Carbon Global Fund and MFG Infrastructure Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 2, 2018 (SEC Accession No. 0001135428-18-000084), in interactive data format.